Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt	$ 1,904	$ 1,936
Debt Issuance Costs, Net	6
Long Term Debt Excluding Consolidated Securitization Entities	1,881	1,888
Consolidated Securitization Entities
Debt Instrument [Line Items]
Long-term Debt	$ 23	48
Surplus Notes | MLUSA Surplus Notes due 2038 | Affiliated Entity
Debt Instrument [Line Items]
Interest Rate	8.60%
Debt Instrument Maturity	Apr. 08, 2038
Long-term Debt	$ 744	750
Surplus Notes | MRD Surplus Notes due 2032 | Affiliated Entity
Debt Instrument [Line Items]
Interest Rate	5.13%
Debt Instrument Maturity	Sep. 30, 2032
Long-term Debt	$ 750	750
Surplus Notes | MRD Surplus Notes due to 2033 | Affiliated Entity
Debt Instrument [Line Items]
Interest Rate	6.00%
Debt Instrument Maturity	Dec. 31, 2033
Long-term Debt	$ 350	350
Long-term Debt
Debt Instrument [Line Items]
Interest Rate	7.03%
Debt Instrument Maturity	Nov. 30, 2030
Long-term Debt	$ 37	$ 38